Options (Details 1) - $ / shares	3 Months Ended	6 Months Ended
	May 31, 2018	May 31, 2019	May 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period		555,651	582,811
Granted	0	1,887,000	0
Expired		(31,550)	(15,828)
Forfeited		(2,000)	(5,667)
Balance at end of period	561,317	2,409,101	561,317
Options exercisable, end of year	506,278	1,141,431	506,278
Outstanding, beginning of period		$ 37.7	$ 32.00
Granted		0.35	0.00
Expired		37.71	54.2
Forfeited		14.93	11.9
Balance at end of period	$ 31.5	8.41	31.5
Options exercisable, end of year	32.4	17.26	32.4
Outstanding, beginning of period		16.69	17.20
Granted		0.26	0.00
Expired		17.60	39.20
Forfeited		8.19	10.20
Balance at end of period	$ 16.60	3.77	16.60
Options exercisable, end of year		$ 7.62	$ 17.20